Eaton Vance
California Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,166,495
Total Corporate Bonds (identified cost $1,083,259)		$ 1,166,495

Tax-Exempt Municipal Obligations — 157.4%
Security	Principal Amount (000's omitted)	Value
Education — 14.8%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,703,833
University of California, 5.00%, 5/15/46(2)	4,075	4,343,543
University of California Medical Center, 5.00%, 5/15/47	1,250	1,373,613
		$ 12,420,989
Electric Utilities — 10.4%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/42(2)	$4,000	$ 4,313,680
5.00%, 7/1/43	1,000	1,115,320
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(2)	3,000	3,300,480
		$ 8,729,480
Escrowed/Prerefunded — 26.1%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	$2,445	$ 2,706,126
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	535	552,757
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/42(2)	6,000	6,599,340
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	5,250	5,779,462
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	6,000	6,334,860
		$ 21,972,545
General Obligations — 35.6%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$ 3,574,309
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Alum Rock Union Elementary School District, CA, (Election of 2016):
4.00%, 8/1/42	$380	$ 365,993
5.25%, 8/1/47	1,000	1,095,210
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	867,083
Illinois, 5.00%, 2/1/39	2,000	2,034,600
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	7,285,410
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	3,717,385
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	368,665
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,448,200
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	1,500	1,434,990
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	926,680
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	2,000	1,898,680
		$ 30,017,205
Hospital — 29.7%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$1,000	$ 972,750
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	637,457
5.00%, 11/15/35	910	913,431
5.00%, 11/15/49(2)	3,000	3,067,860
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,722,500
4.00%, 11/1/44	1,500	1,430,625
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,145	1,169,961
Prerefunded to 7/1/23, 5.00%, 7/1/37	535	546,663
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	3,720,343
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/37	500	517,090
5.00%, 10/15/47	1,000	1,021,850
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian), 4.00%, 7/15/51	750	721,013

Eaton Vance
California Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	$3,750	$ 3,930,300
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	611,964
		$ 24,983,807
Housing — 4.7%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 273,390
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	424,037
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	830	601,036
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,581,135
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	396,558
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	325	249,412
3.00%, 9/15/56	650	457,002
		$ 3,982,570
Insured - Escrowed/Prerefunded — 5.6%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,716,368
		$ 4,716,368
Insured - General Obligations — 6.0%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 371,165
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	184,923
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	185,852
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,289,866
		$ 5,031,806
Insured - Transportation — 9.7%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 3,921,450
(NPFG), 0.00%, 10/1/31	4,500	3,282,705
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,000	$ 1,002,980
		$ 8,207,135
Insured - Water and Sewer — 1.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$1,000	$ 1,091,130
		$ 1,091,130
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$ 939,467
		$ 939,467
Senior Living/Life Care — 1.6%
California Municipal Finance Authority, (HumanGood - California Obligated Group):
3.00%, 10/1/46	$500	$ 379,365
4.00%, 10/1/49	750	690,217
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/42	205	183,192
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	32,011
Green Bonds, 5.00%, 11/15/46(1)	50	46,358
		$ 1,331,143
Special Tax Revenue — 6.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 507,504
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/23	480	481,061
5.00%, 9/1/24	240	240,506
5.00%, 9/1/25	335	335,737
5.00%, 9/1/26	240	240,528
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,284,275
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	485,050
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	737,253
		$ 5,311,914
Transportation — 4.5%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	$3,000	$ 3,044,820

Eaton Vance
California Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	$750	$ 779,708
		$ 3,824,528
Total Tax-Exempt Municipal Obligations (identified cost $132,696,370)		$132,560,087

Taxable Municipal Obligations — 11.6%
Security	Principal Amount (000's omitted)	Value
Education — 4.9%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$ 2,866,590
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	355	320,377
California State University, 3.065%, 11/1/42	1,135	891,928
		$ 4,078,895
Hospital — 5.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,603,450
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,187,525
		$ 4,790,975
Lease Revenue/Certificates of Participation — 1.0%
Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$ 851,028
		$ 851,028
Total Taxable Municipal Obligations (identified cost $10,726,226)		$ 9,720,898
Total Investments — 170.4% (identified cost $144,505,855)		$143,447,480
Other Assets, Less Liabilities — (70.4)%		$(59,247,828)
Net Assets — 100.0%		$ 84,199,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $2,590,314 or 3.1% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
California Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,166,495	$ —	$ 1,166,495
Tax-Exempt Municipal Obligations	—	132,560,087	—	132,560,087
Taxable Municipal Obligations	—	9,720,898	—	9,720,898
Total Investments	$ —	$143,447,480	$ —	$143,447,480
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.
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